Balance Sheet Components (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Inventory reserve	$ 24,100,000		$ 24,100,000		$ 27,100,000	$ 27,100,000
Depreciation	$ 800,000	$ 1,100,000	1,700,000	$ 2,200,000	4,000,000.0	5,200,000
Operating Lease, Impairment Loss			$ 0		$ 0	0
Write-off of fully-depreciated leasehold improvements						2,100,000
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Operating Lease, Impairment Loss						$ 400,000